Income Taxes - Aggregate Current and Deferred Income Tax Charged to Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Net impact related to cash flow hedges	$ 6	$ (12)	$ (108)
Net impact related to net investment hedges	0	0	(7)
Net actuarial gains (losses)	(7)	5	(4)
Income tax expense reported in equity	$ (1)	$ (7)	$ (119)